Portfolio of investments—July 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.39%
Australia: 5.44%
ANZ Group Holdings Ltd. (Financials, Banks)	59,933	$1,566,353
Aristocrat Leisure Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	12,654	568,734
BHP Group Ltd. (Materials, Metals & mining)	58,650	2,472,130
BlueScope Steel Ltd. (Materials, Metals & mining)	83,379	1,912,403
Commonwealth Bank of Australia (Financials, Banks)	6,096	762,029
Computershare Ltd. (Industrials, Professional services)	11,987	344,423
Dexus (Real estate, Office REITs)	71,832	301,668
Fortescue Ltd. (Materials, Metals & mining)	33,314	432,291
GPT Group (Real estate, Diversified REITs)	87,573	315,428
Insurance Australia Group Ltd. (Financials, Insurance)	85,090	506,982
Lottery Corp. Ltd. (Consumer discretionary, Hotels, restaurants & leisure)	82,036	321,416
Medibank Pvt Ltd. (Financials, Insurance)	164,602	596,640
Northern Star Resources Ltd. (Materials, Metals & mining)	53,782	745,354
Qantas Airways Ltd. (Industrials, Passenger airlines)	67,897	472,496
QBE Insurance Group Ltd. (Financials, Insurance)	140,566	2,438,084
Suncorp Group Ltd. (Financials, Insurance)	64,273	864,777
Wesfarmers Ltd. (Consumer discretionary, Broadline retail)	10,243	641,574
Westpac Banking Corp. (Financials, Banks)	45,184	1,198,156
		16,460,938
Austria: 0.79%
Erste Group Bank AG (Financials, Banks)	8,380	1,095,460
Raiffeisen Bank International AG (Financials, Banks)	15,064	1,034,272
Verbund AG (Utilities, Electric utilities)	3,879	266,251
		2,395,983
Denmark: 3.22%
AP Moller - Maersk AS Class B (Industrials, Marine transportation)	890	2,389,764
Carlsberg AS Class B (Consumer staples, Beverages)	3,036	447,065
Coloplast AS Class B (Health care, Health care equipment & supplies)	12,283	812,271
Danske Bank AS (Financials, Banks)	25,081	1,443,403
Genmab AS (Health care, Biotechnology)†	4,896	1,409,257
Novo Nordisk AS Class B (Health care, Pharmaceuticals)	28,228	1,335,229
Pandora AS (Consumer discretionary, Textiles, apparel & luxury goods)	6,107	764,771
Vestas Wind Systems AS (Industrials, Electrical equipment)	42,574	1,145,984
		9,747,744
Finland: 0.76%
Fortum Oyj (Utilities, Electric utilities)	31,131	707,725
Nokia Oyj (Information technology, Communications equipment)	65,834	608,499
Wartsila Oyj Abp (Industrials, Machinery)	28,589	969,518
		2,285,742
France: 11.72%
Air Liquide SA (Materials, Chemicals)	5,278	1,039,811
AXA SA (Financials, Insurance)	13,853	717,995
BNP Paribas SA (Financials, Banks)	30,315	3,852,085
Bouygues SA (Industrials, Construction & engineering)	9,695	546,117
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 1

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
France(continued)
Capgemini SE (Information technology, IT services)	1,977	$234,988
Carrefour SA (Consumer staples, Consumer staples distribution & retail)	18,932	347,440
Cie de Saint-Gobain SA (Industrials, Building products)	7,211	677,741
Credit Agricole SA (Financials, Banks)	67,210	1,501,838
Dassault Aviation SA (Industrials, Aerospace & defense)	3,854	1,331,363
Edenred SE (Financials, Financial services)	6,186	203,673
Eiffage SA (Industrials, Construction & engineering)	18,469	2,624,991
Engie SA (Utilities, Multi-utilities)	100,435	3,130,670
EssilorLuxottica SA (Health care, Health care equipment & supplies)	2,307	436,765
Getlink SE (Industrials, Transportation infrastructure)	62,927	1,342,405
Ipsen SA (Health care, Pharmaceuticals)	13,207	2,551,928
L’Oreal SA (Consumer staples, Personal care products)	1,512	673,437
Louis Hachette Group (Communication services, Media)	39,681	80,635
Publicis Groupe SA (Communication services, Media)	18,334	1,956,797
Safran SA (Industrials, Aerospace & defense)	6,251	2,456,526
Sanofi SA (Health care, Pharmaceuticals)	13,984	1,204,185
Schneider Electric SE (Industrials, Electrical equipment)	7,261	2,439,589
Societe Generale SA (Financials, Banks)	11,490	1,080,021
TotalEnergies SE (Energy, Oil, gas & consumable fuels)	28,236	2,489,299
Vinci SA (Industrials, Construction & engineering)	17,734	2,503,912
		35,424,211
Germany: 6.89%
adidas AG (Consumer discretionary, Textiles, apparel & luxury goods)	4,959	917,529
Allianz SE (Financials, Insurance)	6,941	3,457,325
Bayer AG (Health care, Pharmaceuticals)	12,170	675,383
Deutsche Bank AG (Financials, Capital markets)	39,506	1,454,057
Deutsche Post AG (Industrials, Air freight & logistics)	8,022	535,884
Deutsche Telekom AG (Communication services, Diversified telecommunication services)	57,827	1,784,598
E.ON SE (Utilities, Multi-utilities)	16,757	361,000
Fresenius Medical Care AG (Health care, Health care providers & services)	5,058	259,586
Henkel AG & Co. KGaA (Consumer staples, Household products)	6,547	536,463
HOCHTIEF AG (Industrials, Construction & engineering)	3,526	1,807,161
Infineon Technologies AG (Information technology, Semiconductors & semiconductor equipment)	16,967	1,217,612
Mercedes-Benz Group AG (Consumer discretionary, Automobiles)	7,363	398,111
RWE AG (Utilities, Independent power and renewable electricity producers)	8,403	552,774
SAP SE (Information technology, Software)	13,957	2,558,250
Siemens AG (Industrials, Industrial conglomerates)	9,939	3,256,477
Talanx AG (Financials, Insurance)	8,010	1,064,646
		20,836,856
Hong Kong: 2.20%
BOC Hong Kong Holdings Ltd. (Financials, Banks)	309,500	2,058,194
CK Infrastructure Holdings Ltd. (Utilities, Electric utilities)	45,500	362,933
Futu Holdings Ltd. ADR (Financials, Capital markets)	8,579	901,824
Hong Kong Exchanges & Clearing Ltd. (Financials, Capital markets)	15,600	812,804
Power Assets Holdings Ltd. (Utilities, Electric utilities)	58,500	440,414
See accompanying notes to portfolio of investments
2 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Hong Kong(continued)
Techtronic Industries Co. Ltd. (Industrials, Machinery)	16,500	$277,199
WH Group Ltd. (Consumer staples, Food products)144A	1,684,000	1,811,930
		6,665,298
Indonesia: 0.23%
Jardine Matheson Holdings Ltd. (Industrials, Industrial conglomerates)	10,300	684,074
Ireland: 0.12%
DCC Energy PLC (Energy, Oil, gas & consumable fuels)	4,137	353,737
Israel: 1.08%
Global-e Online Ltd. (Consumer discretionary, Broadline retail)†	33,919	1,333,356
Israel Discount Bank Ltd. Class A (Financials, Banks)	43,845	457,588
Mizrahi Tefahot Bank Ltd. (Financials, Banks)	11,889	884,756
Teva Pharmaceutical Industries Ltd. ADR (Health care, Pharmaceuticals)†	16,560	579,766
		3,255,466
Italy: 3.44%
Banca Mediolanum SpA (Financials, Financial services)	38,051	1,019,575
Enel SpA (Utilities, Electric utilities)	229,998	2,597,459
Generali (Financials, Insurance)	21,482	1,088,687
Intesa Sanpaolo SpA (Financials, Banks)	233,696	1,766,579
Leonardo SpA (Industrials, Aerospace & defense)	6,626	422,305
Poste Italiane SpA (Financials, Financial services)	14,663	443,593
Prysmian SpA (Industrials, Electrical equipment)	4,915	678,237
Snam SpA (Utilities, Gas utilities)	65,642	445,106
UniCredit SpA (Financials, Banks)	20,460	1,929,620
		10,391,161
Japan: 23.32%
Advantest Corp. (Information technology, Semiconductors & semiconductor equipment)	12,800	2,529,049
Aisin Corp. (Consumer discretionary, Automobile components)	72,500	999,536
Asahi Kasei Corp. (Materials, Chemicals)	30,600	326,653
Astellas Pharma, Inc. (Health care, Pharmaceuticals)	170,900	2,347,278
Bandai Namco Holdings, Inc. (Consumer discretionary, Leisure products)	22,600	654,704
Bridgestone Corp. (Consumer discretionary, Automobile components)	72,600	1,792,887
Brother Industries Ltd. (Information technology, Technology hardware, storage & peripherals)	17,100	425,845
Central Japan Railway Co. (Industrials, Ground transportation)	25,400	632,075
Dai Nippon Printing Co. Ltd. (Industrials, Commercial services & supplies)	20,100	364,458
Daifuku Co. Ltd. (Industrials, Machinery)	9,300	342,577
Daiichi Life Group, Inc. (Financials, Insurance)	103,500	1,247,937
Daito Trust Construction Co. Ltd. (Real estate, Real estate management & development)	117,000	2,477,439
Daiwa House Industry Co. Ltd. (Real estate, Real estate management & development)	18,200	534,471
Daiwa Securities Group, Inc. (Financials, Capital markets)	56,100	627,570
Disco Corp. (Information technology, Semiconductors & semiconductor equipment)	1,200	428,921
ENEOS Holdings, Inc. (Energy, Oil, gas & consumable fuels)	172,900	1,427,899
Fujikura Ltd. (Industrials, Electrical equipment)	22,100	560,817
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 3

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Japan(continued)
Hitachi Ltd. (Industrials, Industrial conglomerates)	30,200	$989,670
Hoya Corp. (Health care, Health care equipment & supplies)	7,500	1,146,877
Hulic Co. Ltd. (Real estate, Real estate management & development)	34,300	377,120
Inpex Corp. (Energy, Oil, gas & consumable fuels)	77,800	1,793,186
Isuzu Motors Ltd. (Consumer discretionary, Automobiles)	23,600	352,101
ITOCHU Corp. (Industrials, Trading companies & distributors)	83,400	1,046,638
Kansai Electric Power Co., Inc. (Utilities, Electric utilities)	22,000	333,179
Kawasaki Heavy Industries Ltd. (Industrials, Machinery)	28,100	480,079
Kioxia Holdings Corp. (Information technology, Semiconductors & semiconductor equipment)†	4,300	1,198,566
Komatsu Ltd. (Industrials, Machinery)	12,100	525,022
Konami Group Corp. (Communication services, Entertainment)	3,100	399,341
Lasertec Corp. (Information technology, Semiconductors & semiconductor equipment)	7,500	1,722,991
LY Corp. (Communication services, Interactive media & services)	87,200	242,960
Makita Corp. (Industrials, Machinery)	18,400	592,671
Marubeni Corp. (Industrials, Trading companies & distributors)	20,600	665,806
MatsukiyoCocokara & Co. (Consumer staples, Consumer staples distribution & retail)	84,400	1,344,469
Mitsubishi Corp. (Industrials, Trading companies & distributors)	39,200	1,171,797
Mitsubishi Electric Corp. (Industrials, Electrical equipment)	19,800	713,257
Mitsubishi UFJ Financial Group, Inc. (Financials, Banks)	81,300	1,815,957
Mitsui & Co. Ltd. (Industrials, Trading companies & distributors)	35,200	1,080,087
MS&AD Insurance Group Holdings, Inc. (Financials, Insurance)	30,300	932,742
Murata Manufacturing Co. Ltd. (Information technology, Electronic equipment, instruments & components)	31,200	1,421,607
NEC Corp. (Information technology, IT services)	12,000	356,624
Nexon Co. Ltd. (Communication services, Entertainment)	35,900	562,641
Nitto Denko Corp. (Materials, Chemicals)	121,600	2,567,755
Nomura Holdings, Inc. (Financials, Capital markets)	35,000	338,607
Olympus Corp. (Health care, Health care equipment & supplies)	18,600	212,586
Oracle Corp. Japan (Information technology, Software)	10,000	561,836
ORIX Corp. (Financials, Financial services)	19,100	770,863
Otsuka Holdings Co. Ltd. (Health care, Pharmaceuticals)	30,300	2,100,984
Recruit Holdings Co. Ltd. (Industrials, Professional services)	16,000	1,265,293
Renesas Electronics Corp. (Information technology, Semiconductors & semiconductor equipment)	43,200	865,890
SBI Holdings, Inc. (Financials, Capital markets)	26,900	507,826
SCREEN Holdings Co. Ltd. (Information technology, Semiconductors & semiconductor equipment)	25,300	1,930,001
Sekisui Chemical Co. Ltd. (Industrials, Industrial conglomerates)	14,300	238,001
Sekisui House Ltd. (Consumer discretionary, Household durables)	13,700	299,924
Seven & i Holdings Co. Ltd. (Consumer staples, Consumer staples distribution & retail)	16,900	224,096
Shionogi & Co. Ltd. (Health care, Pharmaceuticals)	15,500	280,260
SoftBank Group Corp. (Communication services, Wireless telecommunication services)	27,000	840,982
Sompo Holdings, Inc. (Financials, Insurance)	22,900	1,016,682
Sony Group Corp. (Consumer discretionary, Household durables)	133,600	3,122,080
Subaru Corp. (Consumer discretionary, Automobiles)	8,300	141,286
Sumitomo Corp. (Industrials, Trading companies & distributors)	124,000	1,287,115
See accompanying notes to portfolio of investments
4 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Japan(continued)
Sumitomo Electric Industries Ltd. (Consumer discretionary, Automobile components)	159,100	$2,105,703
Sumitomo Mitsui Financial Group, Inc. (Financials, Banks)	24,900	1,069,926
Suzuki Motor Corp. (Consumer discretionary, Automobiles)	27,700	361,583
T&D Holdings, Inc. (Financials, Insurance)	36,600	1,153,479
Tokio Marine Holdings, Inc. (Financials, Insurance)	29,500	1,503,507
Tokyo Electron Ltd. (Information technology, Semiconductors & semiconductor equipment)	5,600	1,872,288
Toyota Motor Corp. (Consumer discretionary, Automobiles)	107,800	2,040,079
Toyota Tsusho Corp. (Industrials, Trading companies & distributors)	18,600	771,999
Yokogawa Electric Corp. (Information technology, Electronic equipment, instruments & components)	58,300	2,079,252
		70,515,387
Luxembourg: 0.93%
ArcelorMittal SA (Materials, Metals & mining)	19,648	1,387,882
Eurofins Scientific SE (Health care, Life sciences tools & services)	5,343	421,353
Spotify Technology SA (Communication services, Entertainment)†	1,654	826,901
Tenaris SA (Energy, Energy equipment & services)	6,408	183,843
		2,819,979
Netherlands: 7.26%
ABN AMRO Bank NV GDR (Financials, Banks)	20,092	908,912
Airbus SE (Industrials, Aerospace & defense)	5,256	1,233,891
ASM International NV (Information technology, Semiconductors & semiconductor equipment)	943	873,358
ASML Holding NV (Information technology, Semiconductors & semiconductor equipment)	5,188	8,549,538
ASR Nederland NV (Financials, Insurance)	4,479	366,189
BE Semiconductor Industries NV (Information technology, Semiconductors & semiconductor equipment)	2,473	567,105
Euronext NV (Financials, Capital markets)144A	2,079	380,137
Ferrari NV (Consumer discretionary, Automobiles)	1,405	552,436
Havas NV (Communication services, Media)	3,967	84,944
Koninklijke Ahold Delhaize NV (Consumer staples, Consumer staples distribution & retail)	11,339	449,276
Koninklijke KPN NV (Communication services, Diversified telecommunication services)	57,255	270,349
Koninklijke Philips NV (Health care, Health care equipment & supplies)	29,546	778,473
Nebius Group NV Class A (Information technology, Software)†	2,721	518,106
NN Group NV (Financials, Insurance)	26,512	2,499,051
Prosus NV (Consumer discretionary, Broadline retail)	74,951	3,483,183
STMicroelectronics NV (Information technology, Semiconductors & semiconductor equipment)	8,360	446,578
		21,961,526
New Zealand: 0.08%
Fisher & Paykel Healthcare Corp. Ltd. Class C (Health care, Health care equipment & supplies)	10,017	239,574
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 5

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Norway: 0.40%
DNB Bank ASA (Financials, Banks)	12,208	$393,080
Kongsberg Gruppen ASA (Industrials, Aerospace & defense)	11,648	364,035
Kongsberg Maritime AS (Industrials, Machinery)†	11,648	65,506
Norsk Hydro ASA (Materials, Metals & mining)	41,141	379,486
		1,202,107
Portugal: 0.16%
EDP SA (Utilities, Electric utilities)	93,712	482,551
Singapore: 1.31%
DBS Group Holdings Ltd. (Financials, Banks)	29,810	1,719,939
Oversea-Chinese Banking Corp. Ltd. (Financials, Banks)	32,300	733,637
Singapore Exchange Ltd. (Financials, Capital markets)	31,500	600,522
United Overseas Bank Ltd. (Financials, Banks)	17,900	605,361
Yangzijiang Shipbuilding Holdings Ltd. (Industrials, Machinery)	101,500	309,830
		3,969,289
Spain: 3.64%
Acciona SA (Utilities, Electric utilities)	1,706	469,227
ACS Actividades de Construccion y Servicios SA (Industrials, Construction & engineering)	7,797	993,890
Aena SME SA (Industrials, Transportation infrastructure)144A	10,132	312,348
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	114,479	3,209,062
Banco Santander SA (Financials, Banks)	232,724	3,309,863
Enagas SA (Utilities, Gas utilities)	14,924	290,908
Endesa SA (Utilities, Electric utilities)	36,055	1,755,696
Naturgy Energy Group SA (Utilities, Gas utilities)	9,633	321,355
Telefonica SA (Communication services, Diversified telecommunication services)	86,064	355,331
		11,017,680
Sweden: 1.57%
Assa Abloy AB Class B (Industrials, Building products)	10,808	401,039
Atlas Copco AB Class B (Industrials, Machinery)	14,745	272,452
Indutrade AB (Industrials, Machinery)	8,451	212,180
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	61,954	1,451,737
Skanska AB Class B (Industrials, Construction & engineering)	43,988	1,234,314
Swedbank AB Class A (Financials, Banks)	17,099	683,959
Telia Co. AB (Communication services, Diversified telecommunication services)	107,886	499,966
		4,755,647
Switzerland: 7.12%
ABB Ltd. (Industrials, Electrical equipment)	28,561	2,817,797
Chocoladefabriken Lindt & Spruengli AG (Consumer staples, Food products)	40	461,683
Coca-Cola HBC AG Class DI (Consumer staples, Beverages)	19,270	1,299,372
EMS-Chemie Holding AG (Materials, Chemicals)	265	268,349
Julius Baer Group Ltd. (Financials, Capital markets)	3,432	301,744
Logitech International SA (Information technology, Technology hardware, storage & peripherals)	3,858	394,019
Nestle SA (Consumer staples, Food products)	20,435	2,042,498
See accompanying notes to portfolio of investments
6 | Allspring Disciplined International Developed Markets Portfolio

Portfolio of investments—July 31, 2026 (unaudited)

	Shares	Value
Switzerland(continued)
Novartis AG (Health care, Pharmaceuticals)	31,719	$4,960,590
Roche Holding AG (Health care, Pharmaceuticals)	8,231	3,597,707
Schindler Holding AG (Industrials, Machinery)	1,258	395,993
Siemens Energy AG (Industrials, Electrical equipment)	24,780	4,233,489
UBS Group AG (Financials, Capital markets)	14,257	753,591
		21,526,832
United Kingdom: 16.18%
3i Group PLC (Financials, Capital markets)	29,817	1,147,889
Associated British Foods PLC (Consumer staples, Food products)	50,751	1,425,824
AstraZeneca PLC (Health care, Pharmaceuticals)	19,370	3,295,037
Aviva PLC (Financials, Insurance)	50,200	469,832
Barclays PLC (Financials, Banks)	273,873	1,882,476
BP PLC (Energy, Oil, gas & consumable fuels)	341,531	2,565,979
British American Tobacco PLC (Consumer staples, Tobacco)	48,027	2,913,363
Bunzl PLC (Industrials, Trading companies & distributors)	10,810	407,938
Centrica PLC (Utilities, Multi-utilities)	232,883	486,496
CK Hutchison Holdings Ltd. (Industrials, Industrial conglomerates)	96,500	904,135
Compass Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	8,965	284,691
Endeavour Mining PLC (Materials, Metals & mining)	47,689	2,275,023
GSK PLC (Health care, Pharmaceuticals)	54,118	1,407,223
Halma PLC (Information technology, Electronic equipment, instruments & components)	17,931	856,692
HSBC Holdings PLC (Financials, Banks)	211,961	4,513,775
Imperial Brands PLC (Consumer staples, Tobacco)	55,836	2,119,024
InterContinental Hotels Group PLC (Consumer discretionary, Hotels, restaurants & leisure)	3,283	530,884
Legal & General Group PLC (Financials, Insurance)	72,782	295,521
M&G PLC (Financials, Financial services)	387,592	1,872,341
NatWest Group PLC (Financials, Banks)	320,357	3,021,810
Pearson PLC (Consumer discretionary, Diversified consumer services)	23,163	390,867
Reckitt Benckiser Group PLC (Consumer staples, Household products)	9,014	636,184
Rio Tinto PLC (Materials, Metals & mining)	24,100	2,341,788
Rolls-Royce Holdings PLC (Industrials, Aerospace & defense)	225,501	4,498,669
Shell PLC (Energy, Oil, gas & consumable fuels)	60,214	2,756,097
Smith & Nephew PLC (Health care, Health care equipment & supplies)	58,640	917,303
Smiths Group PLC (Industrials, Industrial conglomerates)	6,688	238,826
Standard Chartered Bank PLC (Financials, Banks)	32,486	960,533
Standard Life PLC (Financials, Insurance)	88,466	1,102,402
Tesco PLC (Consumer staples, Consumer staples distribution & retail)	249,648	1,643,223
Vodafone Group PLC (Communication services, Wireless telecommunication services)	476,512	756,220
		48,918,065
United States: 0.53%
Aegon Ltd. (Financials, Insurance)	134,767	1,280,745
Sunbelt Rentals Holdings, Inc. (Industrials, Trading companies & distributors)	4,562	328,099
		1,608,844
Total common stocks (Cost $192,589,041)		297,518,691
See accompanying notes to portfolio of investments
Allspring Disciplined International Developed Markets Portfolio | 7

Portfolio of investments—July 31, 2026 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 0.11%
Germany: 0.11%
Henkel AG & Co. KGaA (Consumer staples, Household products)	2.13	3,806	$331,802
Total preferred stocks (Cost $346,425)			331,802

		Yield
Short-term investments: 0.99%
Investment companies: 0.99%
Allspring Government Money Market Fund Select Class♠∞		3.59%	2,987,863	2,987,863
Total short-term investments (Cost $2,987,863)				2,987,863
Total investments in securities (Cost $195,923,329)	99.49%			300,838,356
Other assets and liabilities, net	0.51			1,554,062
Total net assets	100.00%			$302,392,418

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,506,959	$5,519,901	$(9,038,997)	$0	$0	$2,987,863	2,987,863	$60,184
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	15	9-18-2026	$2,373,546	$2,386,725	$13,179	$0
See accompanying notes to portfolio of investments
8 | Allspring Disciplined International Developed Markets Portfolio

Notes to portfolio of investments—July 31, 2026 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2026, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Disciplined International Developed Markets Portfolio | 9

Notes to portfolio of investments—July 31, 2026 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$16,460,938	$0	$16,460,938
Austria	0	2,395,983	0	2,395,983
Denmark	2,389,764	7,357,980	0	9,747,744
Finland	0	2,285,742	0	2,285,742
France	0	35,424,211	0	35,424,211
Germany	0	20,836,856	0	20,836,856
Hong Kong	901,824	5,763,474	0	6,665,298
Indonesia	0	684,074	0	684,074
Ireland	0	353,737	0	353,737
Israel	1,913,122	1,342,344	0	3,255,466
Italy	0	10,391,161	0	10,391,161
Japan	3,821,908	66,693,479	0	70,515,387
Luxembourg	826,901	1,993,078	0	2,819,979
Netherlands	967,382	20,994,144	0	21,961,526
New Zealand	0	239,574	0	239,574
Norway	429,541	772,566	0	1,202,107
Portugal	0	482,551	0	482,551
Singapore	0	3,969,289	0	3,969,289
Spain	0	11,017,680	0	11,017,680
Sweden	0	4,755,647	0	4,755,647
Switzerland	0	21,526,832	0	21,526,832
United Kingdom	486,496	48,431,569	0	48,918,065
United States	328,099	1,280,745	0	1,608,844
Preferred stocks
Germany	0	331,802	0	331,802
Short-term investments
Investment companies	2,987,863	0	0	2,987,863
	15,052,900	285,785,456	0	300,838,356
Futures contracts	13,179	0	0	13,179
Total assets	$15,066,079	$285,785,456	$0	$300,851,535
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of July 31, 2026, $329,114 was segregated as cash collateral for these open futures contracts.
At July 31, 2026, the Portfolio did not have any transfers into/out of Level 3.
10 | Allspring Disciplined International Developed Markets Portfolio